Regulatory Capital (Tables)	12 Months Ended
Oct. 31, 2022
Regulatory Capital
Summary of Regulatory Capital Position
The following table summarizes the Bank’s regulatory capital position as at October 31, 2022 and October 31, 2021.

Regulatory Capital Position
(millions of Canadian dollars, except as noted)	As at
	October 31 2022	October 31 2021
Capital
Common Equity Tier 1 Capital	$83,671	$69,937
Tier 1 Capital	94,445	75,716
Total Capital	107,175	87,987
Risk-weighted assets used in the calculation of capital ratios	517,048	460,270
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	16.2%	15.2%
Tier 1 Capital ratio	18.3	16.5
Total Capital ratio	20.7	19.1
Leverage ratio	4.9	4.8
TLAC Ratio	35.2	28.3

TLAC Leverage Ratio	9.4	8.2